ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
VAT payable	$ 4,158,171	$ 3,918,119
Other tax payables	51,292	50,104
Other	229,107	1,966,510
Total	$ 4,438,570	$ 5,934,733